Cash and cash equivalents (Details)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)
Cash and cash equivalents
Cash on hand	$ 429		$ 42		$ 187
Bank balances	23,833,460		17,453,318		11,931,527
Other monetary funds	236
Total	$ 23,834,125	¥ 21,206,372	$ 17,453,360	¥ 14,716,652	$ 11,931,714	¥ 11,931,714